Form 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:               June 30, 2002

Check here if Amendment [ x ]:  Amendment Number :
This Amendment (check only one):  [ x ] is a restatement
                                  [   ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:             LeggMason Investors Asset Managers, plc
Address:          32 Harbour Exchange Square
                  London E14 9GE
                  United Kingdom


13F File Number : 28-6659

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:    Deepak Chowdhury
Title:   Director & Sr. Ex. Officer
Phone:   410-539-0000
Signature                       Place                      Date of Signing



_______________________________________________________________________________
/s/ Deepak Chowdhury            Baltimore, Maryland        August 15, 2002

Report Type (check only one)

[     ]  13F HOLDINGS REPORT

[ X   ]  13F NOTICE

[     ]  13F COMBINATION REPORT

List of other managers reporting for this manager:

28-1700           Legg Mason, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                        FORM 13F SUMMARY PAGE


Report Summary: N/A

Number of Other Included Managers: N/A

Form 13F Information Table Entry Total: N/A

Form 13F Information Table Value Total: N/A

List of Other Included Managers: N/A